CONDENSED STATEMENTS OF SHAREHOLDERS EQUITY (UNAUDITED) - USD ($)	Common Stock	Additional Paid In Capital.	Accumulated Deficit	Accumulated Undistributed Net Investment Loss	Accumulated Undistributed Net Realized Gain on Investments Transactions	Net Unrealized Appreciation (Depreciation) in Value of Investments	Total
Balance as of beginning at Dec. 31, 2019	$ 11,067	$ 10,774,653	$ (1,159,665)	$ (2,397,865)	$ 3,075,816	$ (235,473)	$ 10,068,533
Balance as of beginning (in shares) at Dec. 31, 2019	11,067,402
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net realized gain on investment transactions					5,330		5,330
Depreciation in value of investments						1,934,794	1,934,794
Balance as of ending at Dec. 31, 2020	$ 10,786	10,673,014	(1,159,665)	(2,124,419)	2,541,850	1,699,321	$ 11,640,887
Balance as of ending (in shares) at Dec. 31, 2020	10,785,913						10,785,913
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net investment gain (loss), net of tax				(649,707)			$ (649,707)
Net realized gain on investment transactions					2,907,999		2,907,999
Depreciation in value of investments						(513,250)	(513,250)
Issuance of shares	$ 1	5,749					5,750
Issuance of shares (in shares)	1,000
Balance as of ending at Mar. 31, 2021	$ 10,787	10,678,763	(1,159,665)	(2,774,126)	5,449,849	1,186,071	$ 13,391,679
Balance as of ending (in shares) at Mar. 31, 2021	10,786,913						10,786,913
Balance as of beginning at Dec. 31, 2020	$ 10,786	10,673,014	(1,159,665)	(2,124,419)	2,541,850	1,699,321	$ 11,640,887
Balance as of beginning (in shares) at Dec. 31, 2020	10,785,913						10,785,913
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net realized gain on investment transactions					4,118,001		$ 4,118,001
Depreciation in value of investments						(1,533,703)	$ (1,533,703)
Issuance of shares (in shares)							4,500
Balance as of ending at Dec. 31, 2021	$ 10,790	10,694,163	(1,159,665)	(1,877,667)	5,580,810	165,618	$ 13,414,049
Balance as of ending (in shares) at Dec. 31, 2021	10,790,413						10,790,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net investment gain (loss), net of tax				295,388			$ 295,388
Net realized gain on investment transactions					138,770		138,770
Depreciation in value of investments						(22,047)	(22,047)
Balance as of ending at Mar. 31, 2022	$ 10,790	$ 10,694,163	$ (1,159,665)	$ (1,582,279)	$ 5,719,580	$ 143,571	$ 13,826,160
Balance as of ending (in shares) at Mar. 31, 2022	10,790,413						10,790,413